FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2018
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

		As of December 31,
	Notes	2017	2018
		RMB	RMB	US$
				(Note 2)
ASSETS
Current assets:
Cash and cash equivalents		2,366,916	773,884	112,557
Restricted cash		156,151	—	—
Short-term investment		4,866,712	12,611,386	1,834,250
Prepayments and other current assets		40,929	172,251	25,053
Amounts due from subsidiaries		1,197,564	1,521,880	221,349
Total current assets		8,628,272	15,079,401	2,193,209
Deferred tax assets		—	27,288	3,969
Investments in subsidiaries and VIE		12,924,039	19,227,355	2,796,503
TOTAL ASSETS		21,552,311	34,334,044	4,993,681
Other current liability		56,953	25,845	3,759
Other non-current liability		60,045	90,961	13,231
Total liabilities		116,998	116,806	16,990

Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2017 and 2018; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 605,167,551 Class A ordinary shares issued and 579,363,859 Class A ordinary shares outstanding as of December 31, 2018; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2017 and 2018)		471	523	76
Additional paid-in capital		15,975,979	24,137,681	3,510,680
Treasury shares, at cost		(914,611)	(1,545,077)	(224,722)
Retained earnings		6,669,370	11,052,395	1,607,504
Accumulated other comprehensive (loss)/gain		(295,896)	571,716	83,153
Total shareholders' equity		21,435,313	34,217,238	4,976,691
TOTAL LIABILITIES AND EQUITY		21,552,311	34,334,044	4,993,681

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				(Note 2)
Operating expenses:
General and administrative	(72,921)	(59,214)	(271,378)	(39,470)
Other operating income, net	—	15,559	43,575	6,338
Total operating expenses	(72,921)	(43,655)	(227,803)	(33,132)
Interest income	8,301	120,510	317,714	46,210
Gain/(Loss) from operations	(64,620)	76,855	89,911	13,078
Income tax expense	—	(4,649)	(43,581)	(6,339)
Equity in profit of subsidiaries and VIE	2,118,475	3,087,457	4,336,695	630,746
Net income	2,053,855	3,159,663	4,383,025	637,485
Change in redemption value of convertible redeemable preferred shares	(133,568)	—	—	—
Net income attributable to ordinary shareholders	1,920,287	3,159,663	4,383,025	637,485
Net income	2,053,855	3,159,663	4,383,025	637,485
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	308,398	(590,545)	867,612	126,189
Comprehensive income	2,362,253	2,569,118	5,250,637	763,674

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net income	2,053,855	3,159,663	4,383,025	637,485
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	61,521	40,725	249,478	36,285
Equity in profit of subsidiaries and VIE	(2,118,475)	(3,087,457)	(4,336,695)	(630,746)
Changes in operating assets and liabilities:
Prepayments and other current assets	(3,755)	(37,174)	(131,322)	(19,100)
Deferred tax assets	—	—	(27,288)	(3,969)
Other non-current liability	—	60,045	9,231	1,343
Net cash used in/provided by operating activities	(6,854)	135,802	146,429	21,298
Cash flows from investing activities:
Amounts due from subsidiaries	(774,302)	680,814	(318,064)	(46,260)
Purchases of short-term investments	—	(9,716,466)	(12,564,140)	(1,827,378)
Repayments of short-term investments	—	4,679,500	5,376,252	781,943
Investments in equity investees	(155,627)	(1,701,629)	(1,881,891)	(273,710)
Net cash used in investing activities	(929,929)	(6,057,781)	(9,387,843)	(1,365,405)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares through IPO, net of issuance cost of RMB339,355	9,183,847	—	—	—
Proceeds from issuance of ordinary shares-alibaba	—	—	8,891,909	1,293,275
Proceeds from issuance of ordinary shares for share based compensation	68,400	—	—	—
Proceeds from capital contribution from shareholders	11,789	—	—	—
Payment of dividends	—	—	(895,136)	(130,192)
Share repurchase	—	(857,658)	(769,811)	(111,965)
Net cash used in/provided by financing activities	9,264,036	(857,658)	7,226,962	1,051,118
Effect of exchange rate changes on cash, cash equivalents and restricted cash	212,632	(211,221)	265,269	38,581
Net change in cash, cash equivalents and restricted cash	8,539,885	(6,990,858)	(1,749,183)	(254,408)
Cash, cash equivalents and restricted cash, beginning of year	974,040	9,513,925	2,523,067	366,965
Cash, cash equivalents and restricted cash, end of year	9,513,925	2,523,067	773,884	112,557

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cash and cash equivalents	9,180,661	2,366,916	773,884
Restricted cash	333,264	156,151	—
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	9,513,925	2,523,067	773,884

1)             Schedule 1 has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04(c) of Regulation S‑X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)             As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated on April 8, 2015 in the Cayman Islands to be the holding company of the Group. The Company undertook a series of transactions to redomicile its business from PRC to the Cayman Islands. The Company has presented Schedule I as if Cayman Islands parent company has been incorporated on January 1, 2015.

3)            The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Equity in profit/loss of subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4)             As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long‑term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

5)            Translations of balances in the additional financial information of Parent Company‑ Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.5063, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.